Exceptional items (Tables)	12 Months Ended
Dec. 31, 2019
Exceptional items
Schedule of exceptional items

	Year ended December 31,
	2019	2018	2017
	$'m	$'m	$'m
Legal matter	15	—	—
Start-up related costs	13	48	8
Restructuring and other costs	6	50	32
Impairment - property, plant and equipment	5	5	38
Past service (credit)/charge	(37)	5	—
Exceptional items - cost of sales	2	108	78
Transaction-related costs	51	17	45
Exceptional items - SGA expenses	51	17	45
Impairment - goodwill	—	186	—
Exceptional items - impairment of intangible assets	—	186	—
Debt refinancing and settlement costs	200	16	117
Loss on derivative financial instruments	3	6	15
Exceptional items - finance expense	203	22	132
Share of exceptional items in material joint venture	39	—	—
Exceptional items from continuing operations	295	333	255
Exceptional income tax charge/(credit)	3	(49)	(124)
Exceptional items from continuing operations, net of tax	298	284	131
Exceptional items from discontinued operation, net of tax	(1,527)	13	12
Total exceptional (credit)/charge, net of tax	(1,229)	297	143